Description of Transaction and Basis of Presentation (Tables)	3 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of land Inventory
Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (including Promote*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalized costs (USD in thousands)	Total Cost (USD in thousands)	Balance as of December 31, 2021, net (USD in thousands)
Maple Heights	5%	32.4% right to profits	Parcels are being sold	6/27/2019	8,000	3,269	11,269	9,214

Schedule of outstanding loans obtained by Maple Heights from banks
Borrowing Entity	Loan Principal	Annual Interest	Amount Outstanding as of 12/31/2021	Due Date	Lender
Maple Heights Development LLC	$4,800,000	5.5%	$3,468,107.8	12/5/2028	BancorpSouth Bank

Schedule of loan agreements
Borrower	Property	Lender	Loan Amount	Guarantor	Guaranteed Amount
Maple Heights Development LLC	Maple Heights	BancorpSouth Bank	$3,468,107	Michael Sabo	100%